Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Income Tax Expense Benefit

Current tax	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Current tax on profits for the fiscal year	—	—	—

Total current tax expense	—	—	—

Deferred income tax
Increase/(Decrease) in deferred tax assets	(5,296,889)	3,797,425	(1,730,865)
(Increase)/Decrease in deferred tax liabilities	5,296,889	(3,797,425)	1,730,865

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	—	—

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Loss before income tax expense	(79,304,563)	(61,434,165)	(42,716,625)
Tax at the Australian tax rate of 25% (2025 & 2024: 25%)	(19,826,141)	(15,358,541)	(10,679,156)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments	397,444	290,886	449,072
Other non-deductible expenses	972,162	518,807	31,997
Non-assessable income	(823,871)	(1,252,948)	(930,697)
Deductible capital raising fee	(572,938)	(675,897)	(834,683)
Adjustment of current tax for prior period	—	—	—
Difference in overseas tax rates*	10,439,687	9,520,599	6,542,761

	(9,413,657)	(6,957,094)	(5,420,706)

Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	9,413,657	6,957,094	5,420,706

Income tax expense	—	—	—

Disclosure of Deferred Tax Assets Liability Adjustments

Deferred tax assets for unused tax losses not recognized comprises:	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Unused tax losses for which no deferred tax asset has been recognized	422,913,779	399,133,050	310,330,626
Total deferred tax assets for tax losses not recognized	62,835,821	61,624,110	58,586,607